Note 4 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash, Uninsured Amount	$ 3,100,000		$ 3,700,000	$ 134,000
Impairment of Intangible Assets, Finite-lived	0	$ 0	0	0
Goodwill, Impairment Loss	0	$ 0	0	1,326,566
Long-term Debt, Total	$ 9,692,042		$ 9,943,605	$ 9,251,547
Open Tax Year	2017 2018 2019		2017 2018 2019
Client Acquisition Costs [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	4 years		4 years	4 years
Weighted Average [Member]
Merchant Contracts, Term (Year)	3 years		3 years
Russia and Cayman Islands [Member]
Cash, Uninsured Amount	$ 33,000		$ 43,000	$ 30,000